Trade and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 19,423	$ 29,252
Other receivables	6,586	5,269
Contract assets	20,386	22,274
Trade and other receivables	$ 46,395	$ 56,795